Consolidated Statements of Cash Flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (92,041)	$ (14,107)	¥ (47,994)	¥ (80,463)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,192	949	5,673	5,601
Deferred income tax expense (benefit)	184	28	(49)	(135)
Share-based compensation	54,857	8,407	14,747	22,300
Loss on disposal of intangible assets	72	11
Loss on disposal of property and equipment	456	70	28	159
Gain on disposal of long-term investment	(288)	(44)
Share of net loss from an equity investee	52	8	74	162
Impairment of film investment as passive investor				8,000
Allowance for doubtful accounts	13,313	2,040	619	231
Changes in operating assets and liabilities:
Accounts receivable	(134,678)	(20,640)	(39,035)	3,442
Unbilled revenue	4,281	656	(4,807)
Cost and estimated earnings in excess of billings	13,495	2,068	4,199	(18,411)
Inventories	(29,269)	(4,486)	(12,305)	(2,519)
Prepayments and other current assets	(5,001)	(766)	(5,771)	7,344
Amounts due from a related party	(2,639)	(404)
Other non-current assets	(16,155)	(2,476)	20	(272)
Accounts payable	26,611	4,078	10,358	917
Contract liabilities	(2,426)	(372)	4,011	4,699
Income taxes payable	(5)	(1)	5
Deferred income	3,720	570
Deferred government subsidies	(80)	(12)	(80)	(80)
Unrecognized tax benefits	(14)	(1)	602	0
Accrued expenses and other liabilities	7,667	1,175	14,187	6,040
Net cash flow used in operating activities	(151,696)	(23,249)	(55,518)	(42,985)
CASH FLOWS FROM INVESTING ACTIVITIES
Deconsolidation of a subsidiary	(54)	(8)
Acquisition of intangible assets	(337)	(52)	(999)	(19)
Purchase of short-term investments	(115,364)	(17,680)	(113,404)	(110,510)
Proceeds from maturities of short-term investments	71,996	11,034	105,730	149,510
Purchase of property and equipment	(8,742)	(1,339)	(2,740)	(4,930)
Purchase of long-term investment				(300)
Loans to third parties	(53,900)	(8,260)
Repayment of loan to a third party	40,000	6,130
Loan to a related party			(425)	(425)
Repayment of loan to a related party			850
Proceeds from disposal of property and equipment	192	29
Film investment as passive investor				(8,000)
Net cash flow provided by/(used in) investing activities	(66,209)	(10,146)	(10,988)	25,326
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	15,000	2,299	5,000	5,000
Repayment of a short-term bank loan	(5,000)	(766)	(5,000)
Proceeds from loans from a third parties			30,000	10,000
Repayment of loans from third parties	(2,000)	(307)	(5,000)	(3,000)
Proceeds from mandatorily redeemable non-controlling interests of a subsidiary	40,000	6,130
Proceeds from issuance of a subsidiary's equity to non-controlling interest holders	2,023	310		4,000
Shares issued upon vesting of restricted share units			5
Proceeds from initial public offering, net of issuance costs			252,861
Proceeds from issuance of Class A ordinary shares	7,313	1,121
Proceeds from issuance of Series C redeemable convertible preferred shares			47,436
Payment of underwriters' exercise of over-allotment option's issuance costs	(750)	(115)
Payment of issuance costs for initial public offering	(13,906)	(2,131)
Net cash provided by financing activities	42,680	6,541	325,302	16,000
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(6,264)	(960)	1,347	1,723
Net increase/(decrease) in cash, cash equivalents and restricted cash	(181,489)	(27,814)	260,143	64
Cash, cash equivalents and restricted cash at beginning of year	321,662	49,297	61,519	61,455
Cash, cash equivalents and restricted cash at end of year	140,173	21,483	321,662	61,519
Supplemental disclosures of cash flow information:
Interest received	2,811	431	883	1,057
Interest paid	342	52	249	307
Cash received for income tax refund	520	80
Income taxes paid	40	6	130	680
Non-cash investing and financing activities:
Purchase of property and equipment included in Accrued expenses and other liabilities	4,967	761
Unpaid issuance costs for issuance of Class A ordinary shares pursuant to underwriters' exercise of over-allotment option included in Accrued expenses and other liabilities	812	124
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents at the end of year	137,840	21,125	321,662	61,519
Restricted cash	2,333	358
Cash, cash equivalents and restricted cash at end of year	140,173	21,483	321,662	¥ 61,519
Series C redeemable convertible preferred shares includedin Accrued expenses and other liabilities [Member]
Non-cash investing and financing activities:
Issuance costs	48	7	743
IPO [Member]
Non-cash investing and financing activities:
Issuance costs	¥ 821	$ 126	¥ 14,727